Basis of Preparation of Half Year Report	6 Months Ended
Jul. 31, 2020
Basis Of Preparation Of Half Year Report
Basis of Preparation of Half Year Report
2	Basis of preparation of half year report

The Group has presented its interim consolidated financial report for the half year ended 31 July 2020 in accordance with IAS 34 Interim Financial Reporting.

The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report should be read in conjunction with the last annual report for the year ended 31 January 2020 and any public announcement made by the Group during the interim reporting period.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period except for amendments to IFRS 16: COVID-19 Related Rent Concessions, which were adopted on 1 June 2020.

Amendments to IFRS 16: COVID-19-Related Rent Concessions

Effective 1 June 2020, IFRS 16 was amended to provide a practical expedient for lessees accounting for rent concessions that arise as a direct consequence of the COVID-19 pandemic and satisfy the following criteria:

(a) The change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change;

(b) The reduction is lease payments affects only payments originally due on or before 31 July 2021; and

(c) There are is no substantive change to other terms and conditions of the lease.

Rent concessions that satisfy these criteria may be accounted for in accordance with the practical expedient, which means the lessee does not need to assess whether the rent concession meets the definition of a lease modification. Lessees apply other requirements in IFRS 16 in accounting for the concession.

The Group has elected to utilise the practical expedient for all rent concessions that meet the criteria. The practical expedient has been applied retrospectively, meaning it has been applied to all rent concessions that satisfy the criteria, which in the case of the Group, occurred from March 2020 to July 2020. The amount recognised in profit or loss is $722k.

Accounting for the rent concessions as lease modifications would have resulted in the Group remeasuring the lease liability to reflect the revised consideration using a revised discount rate, with the effect of the change in the lease liability recorded against the right-of-use asset. By applying the practical expedient, the Group is not required to determine a revised discount rate and the effect of the change in the lease liability is reflected in profit or loss in the period in which the event or condition that triggers the rent concession occurs.

These interim financial statements are unaudited. In the opinion of management, these interim financial statements include all the adjustments necessary in order to make these interim financial statements not misleading.

(a) Historical cost convention

The financial statements are based on historical costs, except for the measurement at fair value of selected financial assets and financial liabilities.